Financing receivables - Changes in total allowance for credit losses (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 2,269	¥ 1,793	¥ 2,290	¥ 1,557
Provision for credit losses, Allowance for credit losses against loans		1,756	138	1,756	361
Charge-offs, Allowance for credit losses against loans			(94)		(94)
Other, Allowance for credit losses against loans	[1]	(10)	27	(31)	40
Ending balance, Allowance for credit losses against loans		4,015	1,864	4,015	1,864
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for credit losses against receivables other than loans		1,914	1,926	1,879	1,957
Provision for credit losses, Allowance for credit losses against receivables other than loans		74	12	117	23
Charge-offs, Allowance for credit losses against receivables other than loans		(3)	159	(4)	118
Other, Allowance for credit losses against receivables other than loans	[1]	(1)	3	(8)	2
Ending balance, Allowance for credit losses against receivables other than loans		1,984	2,100	1,984	2,100
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		4,183	3,719	4,169	3,514
Provision for credit losses, Total allowance for doubtful accounts		1,830	150	1,873	384
Charge-offs, Total allowance for doubtful accounts		(3)	65	(4)	24
Other, Total allowance for doubtful accounts	[1]	(11)	30	(39)	42
Ending balance, Total allowance for doubtful accounts		5,999	3,964	5,999	3,964
Loans at banks [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		1,052	1,141	1,052	1,140
Provision for credit losses, Allowance for credit losses against loans		127		127	1
Charge-offs, Allowance for credit losses against loans			(94)		(94)
Other, Allowance for credit losses against loans	[1]		0		0
Ending balance, Allowance for credit losses against loans		1,179	1,047	1,179	1,047
Short-term secured margin loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		373	218	370
Provision for credit losses, Allowance for credit losses against loans			138		360
Charge-offs, Allowance for credit losses against loans
Other, Allowance for credit losses against loans	[1]	1	16	4	12
Ending balance, Allowance for credit losses against loans		374	372	374	372
Inter-bank money market loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans
Provision for credit losses, Allowance for credit losses against loans
Charge-offs, Allowance for credit losses against loans
Other, Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans
Corporate loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		844	434	868	417
Provision for credit losses, Allowance for credit losses against loans		1,629	0	1,629
Charge-offs, Allowance for credit losses against loans			0		0
Other, Allowance for credit losses against loans	[1]	(11)	11	(35)	28
Ending balance, Allowance for credit losses against loans		¥ 2,462	¥ 445	¥ 2,462	¥ 445

[1]	Includes the effect of foreign exchange movements.